UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                  (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: August 31

Date of reporting period: May 31, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments
(Unaudited)

As of May 31, 2013
		Shares	Cost	Value (Note 1)

COMMON STOCKS - 57.89%

Consumer Discretionary - 7.54%
*	Aeropostale, Inc.	48,000	$659,832	$701,280
*	Digital Generation, Inc.	124,000	1,349,092	866,760
	Dover Motorsports, Inc.	286,711	364,074	604,960
				2,173,000
Energy - 10.13%
*	TETRA Technologies, Inc.	154,000	1,080,682	1,603,140
*β	Thunderbird Energy Corp.	413,500	52,225	19,951
*	Ultra Petroleum Corp.	57,000	1,061,539	1,298,460
				2,921,551
Financials - 5.20%
*	American Safety Insurance Holdings Ltd.	40,300	751,190	965,588
*	First Acceptance Corp.	405,000	499,517	534,600
				1,500,188
Health Care - 2.24%
*	Itamar Medical Ltd.	215,000	92,837	89,777
*	Transcept Pharmaceuticals, Inc.	187,000	950,692	553,520
				643,297
Industrials - 10.15%
*	Tecumseh Products Co. Cl. A	308,645	1,816,000	2,833,361
*	Tecumseh Products Co. Cl. B	10,400	35,464	92,560
				2,925,921
Information Technology - 19.88%
	Apple, Inc.	3,114	1,511,076	1,400,475
*	Checkpoint Systems, Inc.	49,000	464,085	669,340
*	DSP Group, Inc.	65,000	349,979	516,100
	QAD, Inc. Cl. A	43,900	458,442	550,067
	QAD, Inc. Cl. B	9,500	99,599	100,225
*	Seachange International, Inc.	116,300	890,375	1,251,388
*	Sierra Wireless, Inc.	62,800	456,527	711,524
	Transact Technologies, Inc.	66,300	752,011	533,052
				5,732,171
Materials - 2.75%
*β	Sandstorm Metals & Energy Ltd.	290,500	966,993	793,318
				793,318

	Total Common Stocks (Cost $14,662,231)			16,689,446

				(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments
(Unaudited)

As of May 31, 2013
			Shares	Cost	Value (Note 1)

EXCHANGE TRADED PRODUCT - 0.98%
Market Vectors Gold Miners ETF			9,570	$ 455,224	$282,314

Total Exchange Traded Product (Cost $455,224)					282,314

SHORT-TERM INVESTMENT - 34.43%
§	Federated Treasury Obligations Fund, 0.01%		9,925,468	9,925,468	9,925,468

Total Short-Term Investment (Cost $9,925,468)					9,925,468

	Principal		Interest Rate	Maturity Date

CORPORATE BONDS - 6.41%
Clayton Williams Energy, Inc.	$ 820,000		7.750%	4/1/2019	838,450
GMX Resources, Inc.	185,000		9.000%	3/2/2018	33,300
Goodrich Petroleum Corp.	950,000		8.875%	3/15/2019	976,125

Total Corporate Bonds (Cost $1,963,877)					1,847,875

Total Value of Investments (Cost $27,006,800(a)) - 99.71%					$28,745,103

Other Assets Less Liabilities - 0.29%					85,009

Net Assets - 100%					$28,830,112

* Non-income producing investment		β	Canadian security
§ Represents 7 day effective yield

					(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments
(Unaudited)

As of May 31, 2013

Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	7.54%	$2,173,000
Energy	10.13%	2,921,551
Financials	5.20%	1,500,188
Health Care	2.24%	643,297
Industrials	10.15%	2,925,921
Information Technology	19.88%	5,732,171
Materials	2.75%	793,318
Exchange Traded Product	0.98%	282,314
Short-Term Investment	34.43%	9,925,468
Corporate Bonds	6.41%	1,847,875
Total	99.71%	$28,745,103

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$3,494,302
Aggregate gross unrealized depreciation			(1,755,999)

Net unrealized appreciation			$1,738,303

			(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments
(Unaudited)

As of May 31, 2013

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in   good  faith   under  policies  approved   by the   Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$16,689,446	$16,689,446	$-	$-
Exchange Traded Product	282,314	282,314	-	-
Short-Term Investment	9,925,468	9,925,468	-	-
Corporate Bonds	1,847,875	-	1,847,875	-
Total	$28,745,103	$26,897,228	$1,847,875	$-

SCS Tactical Allocation Fund

Schedule of Investments
(Unaudited)

As of May 31, 2013
		Shares	Value (Note 1)

COMMON STOCKS - 79.36%

Consumer Discretionary - 18.38%
	Coach, Inc.	3,200	$186,432
	Mattel, Inc.	1,300	58,175
	Signet Jewelers Ltd.	1,200	82,212
	Target Corp.	1,380	95,910
μ	The Swatch Group AG	1,600	45,808
	The Walt Disney Co.	1,400	88,312
μ	Volkswagen AG	2,400	102,528
			659,377
Consumer Staples - 10.95%
	Kimberly-Clark Corp.	920	89,083
	PepsiCo, Inc.	1,405	113,482
	The Clorox Co.	900	74,772
	The Procter & Gamble Co.	1,068	81,980
	Walgreen Co.	700	33,432
			392,749
Energy - 2.97%
	ConocoPhillips	700	42,938
	Marathon Oil Corp.	1,850	63,622
			106,560
Financials - 5.56%
	Apollo Global Management LLC	3,600	86,580
	Medley Capital Corp.	7,750	112,762
			199,342
Health Care - 16.97%
*	Alcobra Ltd.	2,800	20,160
*	Gilead Sciences, Inc.	3,200	174,336
	Johnson & Johnson	1,100	92,598
*	LCA-Vision, Inc.	28,500	92,055
*	PURE Bioscience, Inc.	510,000	229,500
			608,649
Industrials - 4.68%
	Textainer Group Holdings Ltd.	4,480	167,955
			167,955
Information Technology - 19.85%
*	3D Systems Corp.	1,500	72,780
	Apple, Inc.	449	201,931
	Corning, Inc.	6,100	93,757
*	IZEA, Inc.	83,500	16,725
	Mastercard, Inc.	180	102,645
*	Professional Diversity Network	1,300	6,370
*	Teradyne, Inc.	5,750	103,155

			(Continued)

SCS Tactical Allocation Fund

Schedule of Investments
(Unaudited)

As of May 31, 2013
			Shares		Value (Note 1)

	Information Technology - continued
	The Western Union Co.		3,500		$57,330
	* Xplore Technologies Corp.		17,214		57,495
					712,188

	Total Common Stocks (Cost $2,774,473)				2,846,820

EXCHANGE TRADED PRODUCTS- 7.56%
	Market Vectors High Yield Municipal Index ETF		3,500		115,675
	PowerShares Senior Loan Portfolio		4,990		125,149
	SPDR Nuveen S&P High Yield Municipal Bond ETF		520		30,285

	Total Exchange Traded Products (Cost $261,795)				271,109

WARRANT - 0.00%
	PURE Bioscience, Inc.		250,000		-

	Total Warrant (Cost $ -)				-

SHORT-TERM INVESTMENT - 0.18%
	§	Fidelity Institutional Money Market Funds, 0.08%			6,403

	Total Short-Term Investment (Cost $6,403)				6,403

			Interest	Maturity
MUNICIPAL BONDS- 1.04%		Principal	Rate	Date
	Cathedral City Public Financing Authority	$ 25,000	4.125%	8/1/2016	23,008
	York County Industrial Development Authority	15,000	8.500%	12/1/2035	14,576

	Total Municipal Bonds (Cost $37,752)				37,584

CONVERTIBLE BONDS- 11.11%
	SG Structured Products, Inc.	100,000	13.000%	6/20/2013	100,230
	SG Structured Products, Inc.	150,000	12.500%	7/9/2013	152,970
	SG Structured Products, Inc.	150,000	16.160%	8/27/2013	145,455

	Total Convertible Bonds (Cost $400,000)				398,655

Total Value of Investments (Cost $3,480,423(a)) - 99.25%					$3,560,571

Other Assets Less Liabilities - 0.75%					26,858

	Net Assets - 100%				$3,587,429

§	Represents 7 day effective yield	The following acronyms are used in this portfolio:
*	Non-income producing investment	AG - Aktiengesellschaft
μ	American Depository Receipt	LLC - Limited Liability Company
					(Continued)

SCS Tactical Allocation Fund

Schedule of Investments
(Unaudited)

As of May 31, 2013
				Value (Note 1)

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation				$199,002
Aggregate gross unrealized depreciation				(118,854)

	Net unrealized appreciation			$80,148

	Summary of Investments by Sector
		% of Net
	Sector	Assets	Value
	Consumer Discretionary	18.38%	$659,377
	Consumer Staples	10.95%	392,749
	Energy	2.97%	106,560
	Financials	5.56%	199,342
	Health Care	16.97%	608,649
	Industrials	4.68%	167,955
	Information Technology	19.85%	712,188
	Exchange Traded Products	7.56%	271,109
	Warrant	0.00%	-
	Short-Term Investment	0.18%	6,403
	Municipal Bonds	1.04%	37,584
	Convertible Bonds	11.11%	398,655
	Total	99.25%	$3,560,571

				(Continued)

SCS Tactical Allocation Fund

Schedule of Investments
(Unaudited)

As of May 31, 2013

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$2,846,820	$2,846,820	$-	$-
Exchange Traded Products	271,109	271,109	-	-
Warrant	-	-	-	-
Short-Term Investment	6,403	6,403	-	-
Municipal Bonds	37,584	-	37,584	-
Convertible Bonds	398,655	-	398,655	-
Total	$3,560,571	$3,124,332	$436,239	$-

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The Principal Executive Officers and Principal Financial Officers have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By: (Signature and Title)	/s/ James C. Roumell
Date: July 25, 2013	James C. Roumell President and Principal Executive Officer Roumell Opportunistic Value Fund

/s/ Cort F. Meinelschmidt
Date: July 26, 2013	Cort F. Meinelschmidt President, Treasurer, Principal Executive Officer and Principal Financial Officer SCS Tactical Allocation Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ James C. Roumell
Date: July 25, 2013	James C. Roumell President and Principal Executive Officer Roumell Opportunistic Value Fund

By: (Signature and Title)	/s/ Craig L. Lukin
Date: July 25, 2013	Craig L. Lukin Treasurer and Principal Financial Officer Roumell Opportunistic Value Fund

/s/ Cort F. Meinelschmidt
Date: July 26, 2013	Cort F. Meinelschmidt President, Treasurer, Principal Executive Officer and Principal Financial Officer SCS Tactical Allocation Fund